UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	48 Wall Street, 22nd Floor New York, NY 10005

Name and address of agent for service:	Frank J. Maresca AST Fund Solutions, LLC 48 Wall Street, 22nd Floor New York, NY 10005

Registrant’s telephone number, including area code:	212-269-5500

Date of fiscal year end:	03/31/2018

Date of reporting period:	06/30/2017

Item 1. Schedule of Investments

The Asia Pacific Fund, Inc.
Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS — 86.8%
CHINA (INCLUDING HONG KONG AND MACAU SAR) — 53.4%
Belle International Holdings Ltd. (Consumer Discretionary)	866,000	$683,265
BOC Hong Kong Holdings Ltd. (Banking)	353,500	1,691,106
Cheung Kong Property Holdings Ltd. (Real Estate)	226,156	1,771,313
China Cinda Asset Management Co. Ltd. (Class "H" Shares) (Financials)	1,117,000	416,329
China Communications Construction Co. Ltd. (Class "H" Shares) (Industrials)	437,000	563,080
China Construction Bank Corp. (Class "H" Shares) (Banking)	8,510,000	6,594,407
China Life Insurance Co. Ltd. (Class "H" Shares) (Insurance)	292,000	891,994
China Lilang Ltd. (Consumer Discretionary)	2,159,000	1,437,960
China Machinery Engineering Corp. (Class "H" Shares) (Industrials)	1,040,000	733,966
China Overseas Land & Investment Ltd. (Real Estate)	692,000	2,025,271
China Power International Development Ltd. (Utilities)	1,572,000	557,729
China Resources Power Holdings Co. Ltd. (Utilities)	1,478,622	2,901,394
China State Construction International Holdings Ltd. (Industrials)	1,708,000	2,922,706
China Tian Lun Gas Holdings Ltd. (Utilities)	1,024,500	551,127
Chongqing Changan Automobile Co. Ltd. (Class "B" Shares) (Consumer Discretionary)	1,346,685	1,776,618
Chongqing Rural Commercial Bank Co Ltd. (Class "H" Shares) (Banking)	1,023,000	690,521
Chow Sang Sang Holdings International Ltd. (Consumer Discretionary)	69,000	161,023
CIFI Holdings Group Co. Ltd. (Real Estate)	4,324,000	1,921,790
CK Hutchison Holdings Ltd. (Industrials)	128,156	1,608,629
Convenience Retail Asia Ltd. (Consumer Staples)	840,000	416,372
CSI Properties Ltd. (Real Estate)	25,940,000	1,245,925
EGL Holdings Co. Ltd. (Consumer Discretionary)	1,424,000	242,579
Far East Consortium International Ltd. (Real Estate)	4,393,277	2,453,386
Far East Horizon Ltd. (Financials)	2,888,000	2,519,040
FSE Engineering Holdings Ltd. (Industrials)	2,397,000	727,624
Goldpac Group Ltd. (Technology Hardware & Equipment)	696,000	209,492
Haitian International Holdings Ltd. (Industrials)	330,000	925,654
HKBN Ltd. (Telecommunication Services)	537,000	537,175
Hopefluent Group Holdings Ltd. (Real Estate)	926,000	316,675
Huayu Automotive Systems Co. Ltd. (Class "A" Shares) (Consumer Discretionary)	202,899	725,462
Hui Xian Real Estate Investment Trust (Real Estate Investment Trusts)	719,863	330,227
Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	1,994,000	702,342
Jiangnan Group Ltd. (Industrials)	6,420,000	559,158
Jinmao Hotel and Jinmao China Hotel Investments and Management Ltd. (Consumer Discretionary)	178,500	96,938
Lee & Man Chemical Co. Ltd. (Materials)	1,188,000	616,258
Longfor Properties Co. Ltd. (Real Estate)	2,836,000	6,095,214
Midea Group Co. Ltd. (Class "A" Shares) (Consumer Discretionary)	487,700	3,096,188
Nameson Holdings Ltd. (Consumer Discretionary)	2,790,000	539,600
Oi Wah Pawnshop Credit Holdings Ltd. (Diversified Financial Services)	4,547,054	253,344
PetroChina Co. Ltd. (Class "H" Shares) (Energy)	6,404,000	3,920,758
Ping An Insurance Group Co. of China Ltd. (Class "H" Shares) (Insurance)	426,000	2,807,280
Qingdao Port International Co. Ltd. (Class "H" Shares) (Industrials)	3,501,000	2,013,396
Shimao Property Holdings Ltd. (Real Estate)	560,500	959,120
SITC International Holdings Co. Ltd. (Industrials)	2,986,000	2,348,275
Skyworth Digital Holdings Ltd. (Consumer Discretionary)	4,464,025	2,773,059
SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	564,500	738,934
Springland International Holdings Ltd. (Consumer Discretionary)	1,608,000	317,174
TK Group Holdings Ltd. (Industrials)	2,428,000	988,932
Wasion Group Holdings Ltd. (Technology Hardware & Equipment)	496,000	228,069
WH Group Ltd. (Consumer Staples)	551,000	556,120
Wonderful Sky Financial Group Holdings Ltd. (Consumer Discretionary)	2,580,000	684,039
Xinjiang Goldwind Science & Technology Co. Ltd. (Class "H" Shares) (Capital Goods)	1,498,200	2,187,588
Xtep International Holdings Ltd. (Consumer Discretionary)	807,500	311,315
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (Class "H" Shares) (Information Technology)	1,245,500	2,644,960
ZTO Express Cayman, Inc. ADR* (Industrials)	20,088	280,429
		76,268,329

Schedule of Investments

as of June 30, 2017 (unaudited) (continued)

	Shares	Value

INDIA — 2.2%
Bharti Infratel Ltd. (Telecommunication Services)	71,086	$411,917
HCL Technologies Ltd. (Information Technology)	21,176	278,765
Housing Development & Infrastructure Ltd.* (Real Estate)	99,917	131,625
Indiabulls Housing Finance Ltd. (Banking)	33,663	560,455
Power Grid Corp. of India Ltd. (Utilities)	214,114	697,454
Sterlite Technologies Ltd. (Information Technology)	229,743	521,243
Take Solutions Ltd. (Information Technology)	224,609	569,363
		3,170,822

INDONESIA — 5.2%
PT Adhi Karya Persero Tbk (Industrials)	1,635,800	263,888
PT Bank Pan Indonesia Tbk* (Banking)	7,194,500	526,328
PT Bekasi Fajar Industrial Estate Tbk (Real Estate)	20,658,300	505,317
PT Indosat Tbk (Telecommunication Services)	1,736,600	846,963
PT Link Net Tbk (Telecommunication Services)	2,290,800	889,506
PT Media Nusantara Citra Tbk (Consumer Discretionary)	3,454,600	476,944
PT Metropolitan Land Tbk (Real Estate)	192,700	4,511
PT Nusa Raya Cipta Tbk (Capital Goods)	1,482,800	44,726
PT Panin Financial Tbk* (Insurance)	56,411,400	990,453
PT Perusahaan Gas Negara Persero Tbk (Utilities)	4,841,100	817,293
PT United Tractors Tbk (Energy)	270,500	557,136
PT Waskita Karya Persero Tbk (Industrials)	3,333,000	580,196
PT XL Axiata Tbk (Telecommunication Services)	2,672,000	683,663
Total Bangun Persada Tbk PT (Industrials)	4,334,900	240,692
		7,427,616

MALAYSIA — 2.1%
CB Industrial Product Holding Bhd (Industrials)	552,800	261,420
Cimb Group Holdings Bhd (Banking)	297,901	456,639
Mah Sing Group Bhd (Real Estate)	2,075,025	783,092
Tenaga Nasional Bhd (Utilities)	305,300	1,005,659
UOA Development Bhd (Real Estate)	751,300	446,301
		2,953,111

PHILIPPINES — 0.9%
EEI Corp. (Industrials)	160,100	31,728
Megaworld Corp. (Real Estate)	4,505,000	383,898
Metropolitan Bank & Trust Co. (Financials)	483,860	839,036
		1,254,662

SINGAPORE — 4.2%
AIMS AMP Capital Industrial REIT (Real Estate Investment Trusts)	663,956	713,750
Asian Pay Television Trust (Consumer Discretionary)	1,497,800	620,117
CapitaLand Retail China Trust (Real Estate Investment Trusts)	594,350	707,996
China Jinjiang Environment Holding Co. Ltd. (Utilities)	353,400	210,487
Croesus Retail Trust (Real Estate Investment Trusts)	969,025	830,543
DBS Group Holdings Ltd. (Banking)	96,482	1,453,449
Ezion Holdings Ltd.* (Energy)	1,278,700	218,264
Viva Industrial Trust (Real Estate)	1,192,200	766,368
Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	567,800	490,780
		6,011,754

SOUTH KOREA — 7.6%
Amotech Co. Ltd.* (Information Technology)	18,217	446,608
E-MART, Inc. (Consumer Staples)	1,985	406,837
Fila Korea Ltd. (Consumer Discretionary)	7,441	556,051
Hyundai Robotics Co Ltd.* (Information Technology)	1,335	450,970
KB Financial Group, Inc. (Banking)	35,574	1,794,013
Korea Electric Power Corp. (Utilities)	66,030	2,354,607
Maeil Dairy Industry Co. Ltd.* (Consumer Staples)	7,339	479,153
S-1 Corp. (Industrials)	8,015	679,504
Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,263	2,623,914

The Asia Pacific Fund, Inc.
Schedule of Investments

as of June 30, 2017 (unaudited) (continued)

	Shares	Value

SOUTH KOREA (cont'd.)
Sekonix Co. Ltd. (Technology Hardware & Equipment)	25,788	$410,210
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	12,380	729,286
		10,931,153

TAIWAN — 9.2%
Advanced Semiconductor Engineering, Inc. (Information Technology)	236,340	303,388
Basso Industry Corp. (Consumer Discretionary)	383,000	1,070,184
Chilisin Electronics Corp. (Information Technology)	139,000	374,688
ChipMOS Technologies, Inc. (Information Technology)	417,000	416,040
CTBC Financial Holding Co. Ltd. (Banking)	1,307,000	857,155
Flexium Interconnect, Inc. (Information Technology)	107,000	402,745
Inventec Corp. (Information Technology)	899,000	732,913
Johnson Health Tech Co. Ltd. (Consumer Discretionary)	94,825	119,077
Kerry TJ Logistics Co. Ltd. (Industrials)	343,000	426,777
King Yuan Electronics Co. Ltd. (Information Technology)	1,721,000	1,762,299
Largan Precision Co. Ltd. (Information Technology)	6,700	1,068,212
Parade Technologies Ltd. (Information Technology)	36,000	442,603
Pegatron Corp. (Information Technology)	350,000	1,096,483
Quanta Computer, Inc. (Information Technology)	324,000	766,864
Superalloy Industrial Co. Ltd. (Consumer Discretionary)	21,955	106,816
Taiwan Sakura Corp. (Consumer Discretionary)	497,000	593,067
Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	378,000	2,590,828
		13,130,139

THAILAND — 1.5%
AP Thailand PCL (Real Estate)	2,659,900	634,242
Kang Yong Electric PCL (Consumer Discretionary)	17,900	280,330
Supalai PCL (Real Estate)	1,610,900	1,232,952
		2,147,524

UNITED STATES — 0.5%
Yum China Holdings, Inc.* (Consumer Discretionary)	17,441	687,699

TOTAL COMMON STOCKS (cost $112,868,799)		123,982,809

EXCHANGE TRADED FUND — 2.0%
INDIA
iShares MSCI India ETF (cost $2,452,478) (Other)	86,900	2,789,490

PREFERENCE STOCKS — 7.5%
SOUTH KOREA
Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	4,787	7,790,407
Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	17,155	2,923,764
TOTAL PREFERENCE STOCKS (cost $6,910,662)		10,714,171

WARRANTS*(a) — 0.0%
MALAYSIA — 0.0%
Mah Sing Group Bhd, expiring 02/21/20 (Real Estate)	423,637	13,816

Schedule of Investments

as of June 30, 2017 (unaudited) (concluded)

	Shares	Value

SINGAPORE — 0.0%
Ezion Holdings Ltd., expiring 04/24/20 (Energy)	286,063	$6,857

TOTAL WARRANTS (cost $0)		20,673

TOTAL LONG-TERM INVESTMENTS (cost $122,231,939)		137,507,143

SHORT-TERM INVESTMENT — 0.2%
MONEY MARKET MUTUAL FUND
JPMorgan Prime Money Market Fund/Premier (cost $227,174)	227,174	227,174

TOTAL INVESTMENTS — 96.5% (cost $122,459,113)(b)		137,734,317
Other assets in excess of liabilities 3.5%		5,030,897

NET ASSETS — 100.0%		$142,765,214

*	Non-income producing security.

The following abbreviations are used in the quarterly report:
ADR American Depositary Receipt
ETF Exchange Traded Fund
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
(a)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of June 30, 2017.
(b)	The United States federal income tax basis of the Fund's investments and the net unrealized appreciation were as follows:

Tax Basis	$123,021,978
Appreciation	20,855,290
Depreciation	(6,142,951)
Net Unrealized Appreciation	$14,712,339

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2017 were as follows:

Real Estate	15.2%
Consumer Discretionary	12.2
Industrials	11.7
Information Technology	10.4
Banking	10.2
Technology Hardware & Equipment	7.9
Utilities	6.4
Insurance	5.3
Telecommunication Services	3.4
Energy	3.3
Financials	2.6
Other	2.0
Real Estate Investment Trusts	1.8
Capital Goods	1.5
Consumer Staples	1.3
Semiconductors & Semiconductor Equipment	0.5
Materials	0.4
Diversified Financial Services	0.2
Money Market Mutual Fund	0.2
96.5
Other assets in excess of liabilities	3.5
100.0%

Notes to Schedule of Investments (unaudited)

Securities Valuation:

The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date and is in compliance with FASB ASC 820-10-50. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to the Investment Manager, Value Partners Hong Kong Limited. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks and preference shares, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

For common stocks and preference shares traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security's foreign market and before the Fund's normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Fair Value:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1--quoted prices generally in active markets for identical securities.
Level 2--quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3--unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China (including Hong Kong and Macau SAR)	$76,268,329	$—	$—
India	3,170,822	—	—
Indonesia	7,427,616	—	—
Malaysia	2,953,111	—	—
Philippines	1,254,662	—	—
Singapore	6,011,754	—	—
South Korea	10,931,153	—	—
Taiwan	13,130,139	—	—
Thailand	—	2,147,524	—
United States	687,699	—	—
Exchange Traded Fund
India	2,789,490	—	—
Preference Stocks
South Korea	10,714,171	—	—
Warrants
Malaysia	13,816	—	—
Singapore	6,857	—	—
Money Market Mutual Fund	227,174	—	—
Total	$135,586,793	$2,147,524	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2017.

New Accounting Pronouncements:

In January 2016, the FASB issued ASU 2016-01, Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). ASU 2016-01 affects accounting for equity investments and financial liabilities where the fair value option has been elected. ASU 2016-01 requires an entity to measure equity investments at fair value through net income. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017. The Fund is currently evaluating the impact on its financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact to the financial statement disclosures and does not expect these changes to have a material impact on such disclosures.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)
It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)
There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Hoyt M. Peters
Hoyt M. Peters
Secretary

Date August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ King Lun Au
King Lun Au
President and Principal Executive Officer

Date August 17, 2017

By (Signature and Title)*	/s/ Frank J. Maresca
Frank J. Maresca
Treasurer and Principal Financial Officer

Date August 17, 2017

*	Print the name and title of each signing officer under his or her signature.